Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, Beginning balance	$ 2,099	$ 1,923
Acquisitions	125	1
Assets held for sale	(157)
Foreign exchange and other	(88)	175
Goodwill, Ending balance	1,979	2,099
Body Exteriors & Structures [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	463	434
Acquisitions	16	(2)
Foreign exchange and other	(20)	31
Goodwill, Ending balance	459	463
Power & Vision [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,365	1,237
Acquisitions	109	3
Assets held for sale	(157)
Foreign exchange and other	(57)	125
Goodwill, Ending balance	1,260	1,365
Seating Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	153	147
Foreign exchange and other	(6)	6
Goodwill, Ending balance	147	153
Complete Vehicles [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	118	105
Foreign exchange and other	(5)	13
Goodwill, Ending balance	$ 113	$ 118